Redeemable noncontrolling interests (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Capital contribution from redeemable noncontrolling interests	¥ 30,000	¥ 0	$ 0	¥ 0	¥ 90,000
Noncontrolling Shareholders [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	10.00%				30.00%